Accrued expenses (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued professional expenses	$ 4,558	$ 8,190
Directors and Officers | Accrued expenses [Member]
Accrued professional expenses	3,410	5,893
General and Administrative Expense [Member] | Directors and Officers [Member]
Professional Fees	$ 11,888	$ 11,400	$ 9,855